Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)		Taxes	Royalties	Fees	Total Payments
Total		$ 3,745,307,266	$ 2,315,276,158	$ 222,405,240	$ 6,282,988,664
ARGENTINA | AGENCIA DE RECAUDACION Y CONTROL ADUANERO [Member]
Total	[1]	82,860,108			82,860,108
ARGENTINA | DIRECCION GENERAL DE RENTAS [Member]
Total	[1]		8,468,503		8,468,503
AUSTRALIA | AUSTRALIAN TAXATION OFFICE [Member]
Total	[1]	3,586,945,266			3,586,945,266
AUSTRALIA | CITY OF KARRATHA [Member]
Total	[1]			5,909,402	5,909,402
AUSTRALIA | NORTHERN TERRITORY REVENUE OFFICE [Member]
Total	[1]		80,443,857	6,415,165	86,859,022
AUSTRALIA | STATE OF QUEENSLAND [Member]
Total	[1]		188,625,571	2,250,690	190,876,261
AUSTRALIA | STATE OF WESTERN AUSTRALIA [Member]
Total	[1]		1,776,073,177	13,367,165	1,789,440,342
BRAZIL | FEDERAL REVENUE OF BRAZIL [Member]
Total	[1]			322,387	322,387
CANADA | CANADA REVENUE AGENCY [Member]
Total	[1]	30,180,674			30,180,674
CANADA | CONSEIL DES INNUS DE EKUANITSHIT [Member]
Total	[1]			777,835	777,835
CANADA | CREE NATION GOVERNMENT [Member]
Total	[1]			14,198,850	14,198,850
CANADA | GOVERNMENT OF NEWFOUNDLAND AND LABRADOR [Member]
Total	[1]	25,035,285		201,949	25,237,234
CANADA | GOVERNMENT OF NORTHWEST TERRITORIES [Member]
Total	[1]			2,979,903	2,979,903
CANADA | INNU NATION (LABRADOR) [Member]
Total	[1]			2,767,491	2,767,491
CANADA | LES INNUS DE UASHAT MAK MANI-UTENAM AND LES INNUS DE MATIMEKUSH-LAC JOHN [Member]
Total	[1]			3,354,874	3,354,874
CANADA | LUTSEL K'E DENE FIRST NATION [Member]
Total	[1]			299,672	299,672
CANADA | NASKAPI NATION OF KAWAWACHIKAMACH [Member]
Total	[1]			1,159,526	1,159,526
CANADA | NUNATUKAVUT COMMUNITY COUNCIL [Member]
Total	[1]			576,798	576,798
CANADA | REVENUE QUEBEC [Member]
Total	[1],[2]	2,097,899			2,097,899
CANADA | TLICHO GOVERNMENT [Member]
Total	[1]			1,266,508	1,266,508
CANADA | YELLOWKNIVES DENE FIRST NATION [Member]
Total	[1]			959,760	959,760
CHILE | TESORERIA GENERAL DE LA REPUBLICA [Member]
Total	[1]	116,987			116,987
KAZAKHSTAN | STATE REVENUE COMMITTEE [Member]
Total	[1]			219,076	219,076
MADAGASCAR | MADAGASCAR - DIRECTION GENERALE DES IMPOTS [Member]
Total	[1]	1,165,265			1,165,265
MADAGASCAR | TRESORERIE GENERALE DE FORT DAUPHIN [Member]
Total	[1]		3,586,061		3,586,061
MONGOLIA | AGENCY FOR STANDARDIZATION AND METROLOGY [Member]
Total	[3]			214,056	214,056
MONGOLIA | GENERAL AGENCY FOR LABOR WELFARE SERVICE [Member]
Total	[3]			855,426	855,426
MONGOLIA | GOBI OYU DEVELOPMENT SUPPORT FUND [Member]
Total	[3]			5,966,702	5,966,702
MONGOLIA | MINERAL RESOURCES AND PETROLEUM AUTHORITY OF MONGOLIA [Member]
Total	[3]			235,736	235,736
MONGOLIA | MONGOLIA - GENERAL DEPARTMENT OF TAXATION [Member]
Total	[3]	25,252,012	254,417,801		279,669,813
MONGOLIA | OYU TOLGOI CATALYST FUND FOR KHANBOGD DEVELOPMENT [Member]
Total	[3]			12,202,159	12,202,159
MONGOLIA | UMNUGOVI PROVINCE [Member]
Total	[3]			73,942,651	73,942,651
PERU | PERU - THE NATIONAL SUPERINTENDENCY OF CUSTOMS AND TAX ADMINISTRATION [Member]
Total	[1]			1,636,460	1,636,460
SOUTH AFRICA | SOUTH AFRICAN REVENUE SERVICE [Member]
Total	[1]	23,558,169	(6,567,096)		16,991,073
UNITED STATES | KERN COUNTY TREASURER AND TAX COLLECTOR (CA) [Member]
Total				15,808,474	15,808,474
UNITED STATES | PINAL COUNTY TREASURER (AZ) [Member]
Total				1,278,661	1,278,661
UNITED STATES | SALT LAKE COUNTY (UT) [Member]
Total				$ 53,237,864	53,237,864
UNITED STATES | USA - INTERNAL REVENUE SERVICE [Member]
Total		$ (31,904,399)			(31,904,399)
UNITED STATES | UTAH STATE TAX COMMISSION [Member]
Total			$ 10,228,284		$ 10,228,284

[1]	Amounts in local currency are converted to US$ at the average exchange rate for the year.
[2]	Payments reported are net of a cash refund of $1,522,200 in respect of Exploration - Canada.
[3]	Amounts in local currency are converted to US$ at the exchange rate at the time the payments were made.